Insurance Subsidiary - Financial Information Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Apr. 06, 2011
Statutory Accounting Practices [Line Items]
Dividends Declared But Not Paid	$ 107.3
Payments of Dividends	$ 25.0	$ 132.3
Statutory Accounting Practices, Statutory Capital and Surplus, Unassigned Balance Netted Against Additional Paid in Capital					$ 805.8
Statutory Accounting Practices, Statutory Capital and Surplus, Increase (Decrease) as a Result of ReDomestication by Entity			$ 4.0	$ 4.1
Statutory Accounting Practices, Non-Permitted Practice, Change in Statutory Capital and Surplus			8.3	(13.7)
Document Period End Date	Sep. 30, 2017
IOWA
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Permitted Practice, Change in Statutory Capital and Surplus			0.1	46.8
Raven Re [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices Statutory Capital And Surplus Change			195.0	220.0
Statutory Accounting Practices, Statutory Capital and Surplus, Balance			$ 207.3	$ 210.3
Non Agency Residential Mortgage Backed Securities [Member]
Statutory Accounting Practices [Line Items]
Other Marketable Securities, Current	$ 19,765.4	$ 18,074.6